FINANCIAL OBLIGATIONS (Details 1) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 COP ($)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 COP ($)
Disclosure Of Detailed Information About Other Borrowings Explanatory [Line Items]
Other Borrowings	$ 2,998,090	$ 1,004.7		$ 2,725,695
Banco de Comercio Exterior - “BANCOLDEX”
Disclosure Of Detailed Information About Other Borrowings Explanatory [Line Items]
Borrowings, interest rate basis	Fixed between 0.07% and %13.20%, DTF + 0.01 to 14.43%, IBR + 0.01 to 14.43, LIBOR6 + 0.01 to 4.46, LIBOR12 +0.01
Other Borrowings	$ 835,667			736,721
Fondo para el Financiamiento del Sector Agropecuario - “FINAGRO”
Disclosure Of Detailed Information About Other Borrowings Explanatory [Line Items]
Borrowings, interest rate basis	Fixed between 5.22% and 6.30%, DTF + 0.01 to 7.74%, IBR and IPC + 2.0 and 7.74%,
Other Borrowings	$ 342,728			337,649
Financiera de Desarrollo Territorial “FINDETER”
Disclosure Of Detailed Information About Other Borrowings Explanatory [Line Items]
Borrowings, interest rate basis	Fixed 0.03% and 9.77%, DTF + 0.01 to 8.48, IBR+ 0.30 to 8.48, IPC+ 0.01 and 0.05%, LIBOR3 0.04 and LIBOR6 +0.04%
Other Borrowings	$ 1,819,695			$ 1,651,325

[1]	2.4 Convenience translation in to U.S. dollars: The presentation currency of Grupo Aval´s consolidated financial statements is the Colombian Peso. The U.S. dollar amounts disclosed in the accompanying consolidated financial statements are presented solely for the convenience of the reader, dividing the Colombian peso amounts by the exchange rate of Ps. 2,984.00 per US$1.00, which is the market exchange rate at December 31, 2017, as calculated by the Central Bank of Colombia. The use of this methodology in translating Colombian pesos into U.S. dollars is referred to as the “U.S. dollar translation methodology,” and should not be construed as a representation that the Colombian peso amounts actually represent or have been, or the amount that could be converted into U.S. dollars at that rate or any other rate.